Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (279.3)	$ (3.8)	₨ (169.5)	₨ (192.9)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	23,048.1	315.1	20,091.1	17,388.0
Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	552.5	7.6	1,194.2	1,901.7
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(8,730.7)	(119.4)	(8,960.4)	(7,680.0)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(29.5)	$ (0.4)	(35.5)	(37.3)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(108.0)		(85.3)	(54.9)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	3,246.5		3,089.4	2,829.7
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	352.0
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(5,874.4)		(5,840.8)	(4,838.3)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(24.3)		(25.8)	(31.2)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(171.3)		(84.2)	(138.0)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	19,801.6		17,001.7	14,558.3
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	552.5		1,194.2	1,549.7
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(2,856.3)		(3,119.6)	(2,841.7)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (5.2)		₨ (9.7)	₨ (6.1)